Loans and Borrowings	6 Months Ended
Jun. 30, 2021
Disclosure of borrowings [text block] [Abstract]
Loans and borrowings
9.	Loans and borrowings

The book value of loans and borrowings are as follows:

	June 30 2021 £’000	December 31 2020 £’000
Current

Stocking loans	116,155	86,709
Mortgages	523	1,368
Lease liabilities	14,125	6,540

	130,803	94,617
Non-current

Mortgages	1,776	2,126
Lease liabilities	46,702	41,508

	48,478	43,634

Total loans and borrowings	179,281	138,251

The Group’s loans and borrowings are mainly denominated in Pound Sterling.